INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2021 ILS (₪)	Nov. 15, 2021 USD ($)	Nov. 15, 2021 ILS (₪)	Mar. 31, 2020 USD ($)
Income Tax Contingency [Line Items]
Statutory rate	23.00%	23.00%	23.00%
Tax asset							$ 2,894
Accumulated tax loss carryforward	$ 221,000
One Time Payment					$ 12,000
Undistributed exempt income		$ 147,500			165,700
Payment of income tax assessment with tax authorities	$ 1,300
Amendment Advantage Exemption [Member]
Income Tax Contingency [Line Items]
One Time Payment					$ 9,000
NIS [Member]
Income Tax Contingency [Line Items]
One Time Payment | ₪						₪ 42.5
Undistributed exempt income | ₪				₪ 517.8		591.0
NIS [Member] | Amendment Advantage Exemption [Member]
Income Tax Contingency [Line Items]
One Time Payment | ₪						₪ 32.0
Israeli Tax Authority [Member]
Income Tax Contingency [Line Items]
Undistributed exempt income		$ 14,300
Israeli Tax Authority [Member] | NIS [Member]
Income Tax Contingency [Line Items]
Undistributed exempt income | ₪				₪ 50.2
Regulations [Member]
Income Tax Contingency [Line Items]
Corporate tax	7.50%